6770\028\JFROLIK\1528821.1
                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Partner Investment Management, L.P.
Address:  One Market Plaza
          Steuart Tower, 22nd Floor
          San Francisco CA. 94105

Form 13F File Number:    _________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Eric Moore
Title:    Chief Investment Officer
Phone:    415-281-1000

Signature Place and Date of Signing:

/s/Eric Moore            San Francisco CA         August 14, 2008

Report Type (Check only one.):

___ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

_X_ 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

NOT YET ISSUED           Partner Fund Management, L.P.